UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

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FORM N-CSRS

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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-04938

THE EHRENKRANTZ TRUST

(Exact name of registrant as specified in charter)

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410 Park Ave., 7th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Joan King, Vice President

410 Park Ave., 7th Floor

New York, NY 10022

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-813-1117

DATE OF FISCAL YEAR END: DECEMBER 31, 2003

DATE OF REPORTING PERIOD: DECEMBER 31, 2003

ITEM 1. REPORTS TO SHAREHOLDERS

EHRENKRANTZ TRUST

FINANCIAL STATEMENTS

FOR THE CALENDAR YEAR ENDING

DECEMBER 31, 2003

THE EHRENKRANTZ TRUST

410 PART AVENUE - 7TH FLOOR

NEW YORK, NY 10022

212-786-6920

March 1, 2004

Dear Shareholder:

The year ending December 31, 2003 was an eventful one for the Ehrenkrantz Growth Fund.

In early 2003, a redemption of 344,000 shares resulted in a decrease in the cash position of the Fund from 58% to 23%. Fortunately, it was not necessary to liquidate securities to meet the cost of redemption affording us the luxury of following our instincts and "holding tight' to the securities in the Fund's portfolio.

By mid-year, the net asset value of the Fund increased from $2.88 on December 31, 2002 to $3.74, resulting in an impressive total return of 29.7% for the six months ending June 30, 2003.

The Advisor was steadfast in its decision to continue holding securities they believed had long-term potential for appreciation. Their confidence was rewarded in the second half of the year. The net asset value of the Fund on December 31, 2003 increased to $4.40, a total return of 52.8% for the year. Please review the Stock Performance Graph on Page 10 of the enclosed Annual Report for additional details.

The growth market's recovery in 2003 was led by smaller, cyclical and in some cases, more speculative stocks, especially in the technology and telecommunications sectors. The Fund's ownership of several of these stocks helped it participate in the general recovery.


In spite of the Fund's stellar performance in 2003, the Fund's investment committee is still concerned about the eventual effect of corporate misdeeds on earnings, possible terrorist attacks and continuing tensions in the Middle East. We continue to bring disciplines other than fundamental analysis into the selection process such as social sciences, history, technology and mass psychology. We believe all of these help us to anticipate the social trends that more often than not affect the direction of the stock market.

On October 15, 2003, at a Special Meeting of Shareholders, the shareholders voted to approve the Investment Advisory Agreement between the Fund and KN Asset Management, Inc. and elected Joan King, Stanley Brown, Vincent E. Jay and Arthur Walsh to the Board of Trustees of the Fund.

We wish to thank all of the shareholders that voted in the Special Meeting in October and invite you to contact us with any comments and/or questions you may have.

As you know, the Fund has suspended share sales since July 2002. We anticipate that the Fund will again offer shares for sale sometime in May 2004.

Sincerely,

/s/Irwin Nussbaum

Irwin Nussbaum

President

THE EHRENKRANTZ GROWTH FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

COMMON STOCKS- 96.18% Shares Value

COMMUNICATIONS-23.67%

Charter Communications, Inc. 28,000 $ 112,560

Nortel Networks, Inc. 40,000 169,200

Young Broadcasting, Inc. 4,400 88,176

369,936

ELECTRIC AND GAS-0.00%

Touch America Holdings, Inc. 20,000 240

ELECTRONICS-20.38%

Hughes Electronics Corp. 8,232 136,240

Sun Microsystems, Inc. 10,000 44,900

Vishay Intertechnology, Inc. 6,000 137,400

MANUFACTURING-13.35%

Corning, Inc. 20,000 208,600

PHARMACEUTICALS-27.14%

Bristol Myers Squibb Co 3,000 85,800

Ivax Corporation 5,000 119,400

Pfizer, Inc. 3,000 105,990

Schering Plough Corporation 5,000 86,950

Sirna Therapeutics, Inc. 5,000 26,000

424,140

RETAIL-11.64%

Walgreen Company 5,000 181,900

Total Common Stock (Cost $2,359,504). 1,503,356

PREFERRED STOCK - 1.78%

News Corp. (Cost $37,506) 27,890

The accompanying notes are an integral part of the financial statements.

Total value of investments (Cost $2,397,010) 1,531,246

Excess of cash and other assets over liabilities 31,569

NET ASSETS $ 1,562,815

============

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

ASSETS

Investments in securities, at value

(identified cost $2,397,010 (Note 1) $ 1,531,246

Cash and cash equivalents 38,530

Receivables:

Dividends and interest 884

Total Assets 1,570,660

LIABILITIES

Accrued expenses 7,845

Net Assets $ 1,562,815

===========

Net assets consist of:

Unrealized depreciation on investments $(865,764)

Accumulated net gain on investment

transactions 4,538

Undistributed net income (96,381)

Paid in Capital 2,520,422

Total $ 1,562,815

===========

Net Asset Value, Offering and Redemption Price

Per Share (354,958 shares of $1.00 par value

capital stock outstanding) $ 4.40

========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF OPERATIONS

For the year ending December 31, 2003

Investment Income:

Income

Dividends $ 8,791

Interest 2,599

Other Income 18,606

Investment income $ 29,996

Expenses:

Professional fees 35,928

Custodian fees 714

Shareholder servicing and

Fund accounting fees 30,347

Shareholder meeting expense 250

Bond expense 2,875

70,114

Net investment income (40,118)

Net Realized and Unrealized Gains and

Losses on Investments: (Note 2)

Realized gains from investment trans-

actions during the period 0

Increase in unrealized depreciation of

investments during current

period 609,368

Net realized and unrealized gain 609,368

Net Increase in Net Assets Resulting from

Operations $569,250

==========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Year Ended Year Ended

12/31/03 12/31/02

Increase (Decrease) in Net Assets

from Operations

Net investment income $(40,118) $(68,090)

Net realized gain/loss on

investment transactions 0 26,989

Net change in unrealized

appreciation on investments 609,368 (809,857)

Increase/(decrease) in net assets

resulting from operations 569,250 (850,958)

Distributions to shareholders:

Net investment income 0 0

Net realized gain on investments 0 0

CAPITAL SHARE TRANSACTIONS (Note 4):

Increase (decrease) in net assets

resulting from capital share

transactions (1,159,883) (793,281)

Total increase (decrease) in

net assets (590,633) 1,644,239

NET ASSETS

Beginning of Period 2,153,448 3,797,687

End of Period (including

undistributed net investment

and operating income of

$(91,843) and $(51,725)

respectively $ 1,562,815 $ 2,153,448

=========== ===========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2003

1. Significant accounting policies.

The Ehrenkrantz Trust was organized on December 9, 1986 under the laws of the commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust" with the authority to issue an unlimited number of shares of beneficial interest of separate series, without par value. At present, the Trust consists of the Ehrenkrantz Growth Fund (the "Fund"), an open-ended, diversified, management investment company registered under the Investment Company Act of 1040, as amended. Its officers under the direction of the Fund's Trustees manage the Fund's business and affairs. The Fund's investment objective is to seek long-term capital appreciation for shareholders.

2. Significant accounting policies. The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

Security Valuation.

Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Security transactions and related investment income.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from the sale of securities are calculated on the identified cost basis.

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2003

Significant accounting policies (continued):

Federal income taxes.

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and long-term capital gains to its shareholders. Therefore, federal income tax provisions are not reflected in the financial statements.

Dividends and distributions to shareholders.

The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of estimates.

The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

3. Investment advisory agreement.

The Ehrenkrantz Growth Fund has entered an investment advisory agreement (the "Agreement") with KN Asset Management, Inc. ("Advisor"). Under the terms of the Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs pursuant to the direction of the Trustees. As compensation for services rendered, the Fund pays the Advisor a fee accrued daily and paid monthly based at the annual rate of 1% of the Fund's average daily net assets. The fee will be reduced for any fiscal year if the Fund's operating expenses, as defined, exceed certain limitations.

To the extent consistent with applicable law, statute, and regulations, the Trust's Board of Directors determines that portfolio transactions would be executed primarily with the Advisor.

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2003

Investment advisory agreement (continued):

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

4. Investment transactions.

Unrealized appreciation at

December 31, 2003 $ 48,570

Unrealized depreciation at

December 31, 2003 (914,334)

Net depreciation $ (865,764)

During the year ended December 31, 2003, the Fund did not purchase or sell securities, excluding short-term investments.

5. Trust Shares.

Transactions in trust shares were as follows:

Year Ended Year Ended

12/31/03 12/31/02

Shares Amount Shares Amount

Shares sold 0 0 213 $ 800

Shares issued from

investment of

dividends 0 0 0 0

Shares repurchased (393,626) (1,159,883) (226,398) (794,081)

Net Change (393,626) (1,159,883) (226,185) $(793,281)

========== =========== ========= ==========

Shares outstanding:

Beginning of year 748,584 974,769

End of period 354,958 748,584

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout the calendar year.

Year Ended_________________________________________

2003 2002 2001 2000 1999

Net asset value,

beginning of year $ 2.88 $ 3.90 $4.46 $6.26 $5.27

Income (loss) for

investment Operations:

Net investment

income (loss) (0.07) (0.08) 0.01 0.06 (0.04)

Net gains(losses)

on securities

(both realized and

unrealized) 1.59 (0.94) (0.57) 0.06 1.27

Total investment

operations 1.52 (1.02) (0.56) 0.12 1.23

Less distributions:

Dividends (from net

investment income) - - - 0.08 -

Distributions (from

capital gains) - - - 1.84 0.24

Return of capital - - - - -

Total dividends and

distributions (0.00) (0.00) (0.00) (1.92) (0.24)

Net asset value,

end of year $ 4.40 $ 2.88 $3.90 $4.46 $6.26

====================================================================

Total return 52.8% (26.2)% (12.6)% 1.9% 23.4%

Net assets,

End of Period(in

thousands) 1,563 2,153 3,798 3,611 5,403

Ratio of expenses to

average net assets 3.8% 3.5% 2.9% 2.4% 2.7%

Ration of net income

(loss) to average net

assets (2.2)% (2.3)% 0.1% 1.4% (0.7)%

Portfolio turnover

rate 0.00 22.0% 147% 455% 70%

The accompanying notes are an integral part of the financial statements.

STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance) for the last ten years with the cumulative total return (including the reinvestment of all dividends) of (i) Standard & Poor's 500 Stock index and (ii) the Wilshire 5000 Total Market Index. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below.

1994 1995 1996 1997 1998 1999 2000 2001 2002 2003

Ehrenkrantz Trust 10,093 11,708 12,160 13,185 13,805 17,037 17,361 15,174 11,198 17,111

S&P 500 11,108 14,897 18,152 24,254 30,607 34,277 30,815 27,549 21,461 27,123

Wilshire 5000 9,850 13,141 15,623 20,185 22,826 29,977 32,268 28,671 22,340 28,864

Assumes $10,000 invested on January 1, 1994 in each of (i) the Fund's stock; (ii) the S&P 500 Composite Stock index and (iii) the Wilshire 5000 Total Market Index.

Roy G. HaleCertified Public AccountantPO Box 2634La Plata, MD 20646301-870-3374Trustees and ShareholdersThe Ehrenkrantz TrustNew York, NY I have made an evaluation of the internal control structure of The

Ehrenkrantz Trust in effect at December 31, 2003 . My evaluation was conducted in accordance with standards established by the American Institute of Certified Public Accountants.

The management of the Ehrenkrantz Growth Fund is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of control procedures. The objectives of a system are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition, and that transactions are executed in accordance with management's authorization and recorded properly to permit the preparation of financial statements in accordance with accounting principles generally accepted in the United States of America.

Because of inherent limitations in any internal control structure,

errors or irregularities may occur and may not be detected. Also,

projection of any evaluation of the system to future periods is subject to the risk that procedures may become inadequate because of changes in conditions or that the degree of compliance with the procedures may deteriorate.

In my opinion, the internal control structure of The Ehrenkrantz

Growth Fund in effect at December 31, 2003, taken as a whole, was sufficient to meet the objectives stated above insofar as those objectives pertain to the prevention or detection of errors or irregularities in amounts that would be material in relation to the financial statements.

/s/ Roy G Hale

Roy G. Hale

Certified Public Accountant

February 20, 2004

La Plata, Maryland

Roy G. HaleCertified Public AccountantPO Box 2634La Plata, MD 20646

301-870-3374

INDEPENDENT AUDITOR'S REPORT

I have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Ehrenkrantz Trust, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the supplemental information. These financial statements and supplemental information are the responsibility of the Trust's management. My responsibility is to express an opinion on these financial statements and supplemental information based upon my audit.

I conducted my audit in accordance with auditing standards accepted in the United States of America. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at December 31, 2003 by receipt of correspondence from the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and supplemental information referred to above present fairly, in all material respects, the financial position of The Ehrenkrantz Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets, and the supplemental information, in conformity with accounting principles generally accepted in the United States of America.

/s/ Roy G. Hale

Roy G. Hale

Certified Public Accountant

La Plata, Maryland

February 20, 2004

FUND MANAGEMENT

Information pertaining to the Trustees and Officers of the fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling 1-800-813-1117.

The address of each individual is 410 Park Ave., 7th Floor, New York, NY 10022. Each Trustee serves until the next special shareholders meeting or until his successor is elected and qualified. There is no stated term of office for Trustees.

TRUSTEES WHO ARE "INTERESTED PERSONS" OF THE FUND:

Position(s)

Held with Number of Other

Trust and Date Portfolios Director-

First Elected Principal in Fund ships Held

Name and Age or Appointed to Occupation During Complex Overseen By

at December 31, 2003 Office Past 5 Years By Trustee Trustee

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Joan King, 69 Vice President, Financial Executive 1

Secretary and Ehrenkrantz King

Treasurer Nussbaum, Inc. (an

1987 investment advisor

and broker-dealer)

Fund Investment

Committee Member

Ms. King is an "interested person" of the Fund as defined in the Investment Company Act because she is a shareholder, officer and director of the Advisor.

TRUSTEES WHO ARE "NOT INTERESTED PERSONS" OF THE FUND:

Position(s)

Held with Number of Other

Trust and Date Portfolios Director-

First Elected Principal in Fund ships Held

Name and Age or Appointed to Occupation During Complex Overseen By

at December 31, 2003 Office Past 5 Years By Trustee Trustee

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Stanley Brown, 76 Trustee, 1993 Writer 1 None

Arthur Walsh, 53 Trustee, 1986 Financial 1 None

Advisor, Ryan Beck, a

NYSE Member Firm

Vincent E. Jay, 87 Trustee, 1999 Independent 1 None

Investor

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-813-1117. Information regarding how the investment advisor votes these proxies will become available from the EDGAR database on the SEC'S Internet site at http://www.sec.gov when the Fund files its first report on Form N-PX, which is due by August 31, 2004, covering the Funds' proxy voting record for the 12-month period ending June 30, 2004

Investment Advisor:

KN Asset Management, Inc.

410 Park Ave., 7th Floor

New York, NY 10022

President

Irwin Nussbaum

Vice President, Secretary

and Treasurer

Joan King

Transfer Agent:

4020 South 147th Street

Suite 2

Omaha, NE 68137

800-635-3427

Custodian:

Riggs National Bank

Washington, DC

Counsel:

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Independent Auditors:

Roy G. Hale, CPA

624 Clarks Run Road

LaPlata, MD 20646

Item 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (212)786-6920.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of Trustees has determined that it is not necessary for the Fund to have either an audit committee or an audit committee financial expert. This determination was made in light of the Fund's small size and limited complexity of audit issues.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The registrant paid the following amounts to Roy G. Hale, CPA, the registrant's principal accountant, for the audit of the registrant's annual financial statement and services in connection therewith for the last two calendar years:

2002 2003

$7,290 $7,225

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2002 2003

None None

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through the filing of an exhibit: Not applicable.

(b) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2) are filed herewith.

(c) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ehrenkrantz Trust

By: /s/ Irwin Nussbaum

___________________________

Name: Irwin Nussbaum

Title: President (Principal

Executive Officer)

Date: March 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Irwin Nussbaum

___________________________

Name: Irwin Nussbaum

Title: President (Principal

Executive Officer)

Date: March 1, 2004

By: /s/ Joan King

___________________________

Name: Joan King

Title: Vice President,

Secretary, Treasurer

(Principal Financial

and Accounting Officer

Date: March 1, 2004